Fair Value Measurement	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Measurement [Abstract]
Fair Value Measurement
3.	Fair Value Measurement

Certain assets and liabilities are carried at fair value. Fair value is defined as the price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date.

Valuation techniques used to measure fair value require the Company to maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy distinguishes between market participant assumptions based on market data from independent sources (observable inputs) and an entity’s own assumptions based on the best information available (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to observable inputs (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the hierarchy are described below:

Level 1 – Valuations based on quoted prices in active markets for identical assets or liabilities.

Level 2 – Valuations based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data

Level 3 – Valuations based on inputs that are supported by little or no market activity that are significant to determining the fair value of assets or liabilities, including pricing models, discounted cash flow methodologies, and similar techniques.

The Company’s financial liabilities measured at fair value on a recurring basis consist of SAFE liability, preferred stock warrant liabilities, and derivative liabilities. Cash, accounts receivable, accounts payable, and accrued expenses and other current liabilities are carried at amounts that approximate fair value due to the short-term nature of these instruments.

The following table sets forth, by level, within the fair value hierarchy, the financial liabilities carried at fair value on a recurring basis:

	Fair value measurements as of
	March 31, 2026
	Level 1	Level 2	Level 3	Total
Warrant liability	$—	$—	$99	$99
Derivative liability	—	—	132	132
Total	$—	$—	$231	$231

	Fair value measurements as of
	December 31, 2025
	Level 1	Level 2	Level 3	Total
SAFE liability	$—	$—	$4,086	$4,086
Warrant liability	—	—	171	171
Derivative liability	—	—	111	111
Total	$—	$—	$4,368	$4,368

All recurring fair value measurements are classified within Level 3 due to the use of significant unobservable inputs. During the three months ended March 31, 2026 and 2025, there were no transfers or reclassifications between fair value measurement levels of assets or liabilities.

SAFE Liability

As discussed in Note 7, the Company determined that its SAFEs are freestanding financial instruments and classified them as liabilities. The Company measures the SAFEs at fair value based on significant inputs not observable in the market, which causes it to be classified as a Level 3 measurement within the fair value hierarchy. On March 31, 2026, all remaining outstanding SAFEs converted into 4,433,411 shares of Series F redeemable convertible preferred stock. Accordingly, no SAFE liability remained outstanding as of March 31, 2026. See Note 7 for additional information.

Preferred Stock Warrant Liability

In connection with the 2023 Term Loan, the Company issued to the term loan investor warrants to purchase shares of the Company’s preferred stock (the “Preferred Stock Warrants”), as described in Note 5, Short-term Debt. The Preferred Stock Warrants are classified as a liability and were initially measured at fair value on the date of issuance. The Preferred Stock Warrant liability is subsequently remeasured to fair value at each reporting date while the warrants remain outstanding.

The following assumptions were used in the valuation of preferred stock warrant liability as of March 31, 2026 and December 31, 2025:

	March 31, 2026	December 31, 2025
Volatility	58%	84%
Dividend Yield	—	—
Contractual life (in years)	6.9	7.2
Risk free rate	4.3%	3.9%

Derivative Liability

Derivative liabilities consist of make-whole provisions associated with the October 31, 2025 Conversion Agreement and SAFE conversion (see Note 6, Convertible Notes and Note 7, SAFE Liability). These derivative liabilities are remeasured to fair value at each reporting date. Key valuation input includes as of March 31, 2026 and December 31, 2025:

	March 31, 2026	December 31, 2025
Risk free rate	3.7%	3.6%
Volatility	51.2%	43.5%
Expected term (in years)	0.25	0.33

The following table presents a roll-forward of the aggregate fair values of the Company’s Level 3 financial liabilities for the three months ended March 31, 2026 and 2025:

	SAFE liability	Warrant liability	Derivative liability
Balance as of December 31, 2025	$4,086	$171	$111
Issuances	2,448	—	—
Change in fair value	134	(72)	21
Settlement	(6,668)	—	—
Balance as of March 31, 2026	$—	$99	$132

The change in fair value of SAFEs liabilities, preferred stock warrant liability, and derivative liability is included in other income (expense), net in the condensed consolidated statements of operations.

3.	Fair Value Measurement

Certain assets and liabilities are carried at fair value. Fair value is defined as the price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date.

Valuation techniques used to measure fair value require the Company to maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy distinguishes between market participant assumptions based on market data from independent sources (observable inputs) and an entity’s own assumptions based on the best information available (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to observable inputs (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the hierarchy are described below:

Level 1 –	Valuations based on quoted prices in active markets for identical assets or liabilities.

Level 2 –	Valuations based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data

Level 3 –	Valuations based on inputs that are supported by little or no market activity that are significant to determining the fair value of assets or liabilities, including pricing models, discounted cash flow methodologies, and similar techniques.

The Company’s financial liabilities measured at fair value on a recurring basis consist of SAFE liability, preferred stock warrant liabilities, and derivative liabilities. Cash and cash equivalents, accounts receivable, accounts payable, and accrued expenses and other current liabilities are carried at amounts that approximate fair value due to the short-term nature of these instruments.

The following table sets forth, by level, within the fair value hierarchy, the financial liabilities carried at fair value on a recurring basis:

	Fair value measurements as of
	December 31, 2025
	Level 1	Level 2	Level 3	Total
SAFE liability	$—	$—	$4,086	$4,086
Warrant liability	—	—	171	171
Derivative liability	—	—	111	111
Total	$—	$—	$4,368	$4,368

	Fair value measurements as of
	December 31, 2024
	Level 1	Level 2	Level 3	Total
SAFE liability	$—	$—	$45,362	$45,362
Warrant liability	—	—	309	309
Derivative liability	—	—	44	44
Total	$—	$—	$45,715	$45,715

All recurring fair value measurements are classified within Level 3 due to the use of significant unobservable inputs. During the years ended December 31, 2025 and 2024, there were no transfers or reclassifications between fair value measurement levels of assets or liabilities.

SAFE Liability

Between September 2022 and December 2025, the Company issued simple agreements for future equity (“SAFEs”) to investors, as described further in Note 8 SAFE Liability.

The Company measures the SAFEs at fair value based on significant inputs not observable in the market, which causes it to be classified as a Level 3 measurement within the fair value hierarchy. The valuation of the future equity obligations uses assumptions and estimates the Company believes would be made by a market participant in making the same valuation. The Company assesses these assumptions and estimates on an on-going basis as additional data impacting the assumptions and estimates are obtained. Changes in the fair value of the SAFEs related to updated assumptions and estimates are recognized within the statements of operations.

The fair value of the SAFEs is subject to significant variability as additional information becomes available, which may affect the Company’s assumptions regarding the probability and timing of potential outcomes used in estimating the related liability. The valuation requires the use of significant judgment in interpreting available data and developing key assumptions. Accordingly, the estimated fair value may differ from the amount that could be realized in a current market transaction. Changes in assumptions or the use of alternative valuation methodologies could result in materially different fair value estimates and may materially impact the Company’s results of operations in future periods.

The fair value of the SAFEs as of December 31, 2025 and 2024 was determined using a Monte Carlo Simulation model in combination with option pricing methods. As of December 31, 2024, the valuation contemplated settlement of the SAFEs under a single expected outcome. As of December 31, 2025, the valuation incorporated multiple potential settlement outcomes, which were probability-weighted and discounted using event-specific discount rates in determining fair value.

The Company determined the fair value of the underlying SAFEs as of December 31, 2025 and 2024 based on independent third-party valuations using the following key inputs:

	2025	2024
Risk free rate	3.6%	4.3% - 4.4%
Expected Term (in years)	0.33	0.25
Volatility	43.5%	73.8%

Preferred Stock Warrant Liability

In connection with the 2023 Term Loan, the Company issued to the term loan investor warrants to purchase 220,000 shares of the Company’s preferred stock (“Preferred Stock Warrants”), as described in Note 5 2023 Term Loan and Warrants. The Preferred Stock Warrant liability was measured at fair value at the date of issuance and is subsequently remeasured to fair value at each reporting date as long as the warrants are outstanding.

The following assumptions were used in the valuation as of December 31, 2025 and 2024:

	2025	2024
Volatility	84%	60%
Dividend Yield	—	—
Contractual life (in years)	7.2	8.2
Risk free rate	3.9%	4.5%

Derivative Liability

Derivative liabilities consist of (i) the embedded conversion feature associated with the 2024 Note (see Note 7 Convertible Note) and (ii) the make-whole provision associated with the Series F redeemable convertible preferred stock issued in October 2025 (see Note 8 SAFE Liability and Note 12 Redeemable Convertible Preferred Stock). As of December 31, 2025, the only derivative liability outstanding relates to the make-whole provision. The embedded derivative associated with the 2024 convertible notes (see Note 7 Convertible Notes) was extinguished upon conversion in October 2025.

The derivative liabilities are valued using a Monte Carlo simulation model combined with an option pricing framework and are classified as Level 3 due to the use of significant unobservable inputs. Key valuation input includes as of December 31, 2025 and 2024:

	2025	2024
Risk free rate	3.6%	4.1%
Volatility	43.5%	71.7%
Expected term (in years)	0.33	1.56

The following table presents a roll-forward of the aggregate fair values of the Company’s Level 3 financial liabilities for the years ended December 31, 2025 and 2024:

	SAFE liability	Warrant liability	Derivative liability
Balance as of December 31, 2023	$19,736	$248	$—
Issuances	16,250	—	75
Change in fair value	9,376	61	(31)
Balance as of December 31, 2024	45,362	309	44
Issuances	9,114	—	2,916
Change in fair value	328	12	(2,842)
Settlement	(50,718)	(150)	(7)
Balance as of December 31, 2025	$4,086	$171	$111

The change in fair value of SAFEs liabilities, preferred stock warrant liability, and derivative liability are included in other expense, net in the consolidated statements of operations.